Cash and cash equivalents - Additional Information (Details) - 12 months ended Dec. 31, 2023 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Term Facility
Disclosure of financial liabilities [line items]
Proceeds from borrowings, classified as financing activities	$ 95,893	€ 86,781